Supplemental guarantor information - Condensed Consolidating Balance Sheet (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Total investments	$ 1,160,929,000	$ 989,701,000
Cash and cash equivalents	525,991,000	639,415,000
Restricted cash and cash equivalents	1,187,948,000	1,014,543,000
Investment in subsidiaries	0	0
Due from brokers	94,902,000	0
Interest and dividends receivable	909,000	2,178,000
Reinsurance balances receivable, net	441,935,000	478,452,000
Deferred acquisition costs, net	68,550,000	92,164,000
Unearned premiums ceded	20,464,000	3,123,000
Loss and loss adjustment expenses recoverable, net	14,375,000	5,520,000
Amounts due from (to) affiliates	0	0
Other assets	19,185,000	20,555,000
Total assets	3,535,188,000	3,245,651,000
Liabilities
Accounts payable and accrued expenses	14,588,000	17,816,000
Reinsurance balances payable	78,115,000	76,516,000
Deposit liabilities	152,961,000	172,259,000	$ 145,342,000	$ 129,133,000
Unearned premium reserves	284,835,000	336,150,000
Loss and loss adjustment expense reserves	1,310,068,000	1,111,692,000
Securities sold, not yet purchased, at fair value	11,990,000	0
Interest and dividends payable	3,078,000	3,055,000
Senior notes payable, net of deferred costs	114,267,000	114,089,000
Total liabilities	1,969,902,000	1,831,577,000
Shareholders’ equity
Common shares	9,558,000	9,423,000
Additional paid-in capital	933,903,000	927,704,000
Retained earnings	620,464,000	476,947,000
Shareholders’ equity attributable to SiriusPoint common shareholders	1,563,925,000	1,414,074,000	1,204,574,000
Noncontrolling interests in related party	1,361,000	0
Total shareholders' equity	1,565,286,000	1,414,074,000	$ 1,204,574,000
Total liabilities, noncontrolling interests and shareholders’ equity	3,535,188,000	3,245,651,000
Reportable Legal Entities | SiriusPoint
Assets
Total investments	4,000,000	4,000,000
Cash and cash equivalents	212,000	10,000
Restricted cash and cash equivalents	0	0
Investment in subsidiaries	1,459,895,000	1,419,197,000
Due from brokers	0
Interest and dividends receivable	0	0
Reinsurance balances receivable, net	0	0
Deferred acquisition costs, net	0	0
Unearned premiums ceded	0	0
Loss and loss adjustment expenses recoverable, net	0	0
Amounts due from (to) affiliates	96,607,000	(5,722,000)
Other assets	4,933,000	764,000
Total assets	1,565,647,000	1,418,249,000
Liabilities
Accounts payable and accrued expenses	1,722,000	4,175,000
Reinsurance balances payable	0	0
Deposit liabilities	0	0
Unearned premium reserves	0	0
Loss and loss adjustment expense reserves	0	0
Securities sold, not yet purchased, at fair value	0
Interest and dividends payable	0	0
Senior notes payable, net of deferred costs	0	0
Total liabilities	1,722,000	4,175,000
Shareholders’ equity
Common shares	9,558,000	9,423,000
Additional paid-in capital	933,903,000	927,704,000
Retained earnings	620,464,000	476,947,000
Shareholders’ equity attributable to SiriusPoint common shareholders	1,563,925,000	1,414,074,000
Noncontrolling interests in related party	0
Total shareholders' equity	1,563,925,000
Total liabilities, noncontrolling interests and shareholders’ equity	1,565,647,000	1,418,249,000
Reportable Legal Entities | TPRUSA
Assets
Total investments	0	0
Cash and cash equivalents	164,000	176,000
Restricted cash and cash equivalents	0	0
Investment in subsidiaries	297,415,000	271,624,000
Due from brokers	0
Interest and dividends receivable	0	0
Reinsurance balances receivable, net	0	0
Deferred acquisition costs, net	0	0
Unearned premiums ceded	0	0
Loss and loss adjustment expenses recoverable, net	0	0
Amounts due from (to) affiliates	52,000	(3,898,000)
Other assets	8,515,000	6,784,000
Total assets	306,146,000	274,686,000
Liabilities
Accounts payable and accrued expenses	0	0
Reinsurance balances payable	0	0
Deposit liabilities	0	0
Unearned premium reserves	0	0
Loss and loss adjustment expense reserves	0	0
Securities sold, not yet purchased, at fair value	0
Interest and dividends payable	3,057,000	3,055,000
Senior notes payable, net of deferred costs	114,267,000	114,089,000
Total liabilities	117,324,000	117,144,000
Shareholders’ equity
Common shares	0	0
Additional paid-in capital	192,494,000	191,361,000
Retained earnings	(3,672,000)	(33,819,000)
Shareholders’ equity attributable to SiriusPoint common shareholders	188,822,000	157,542,000
Noncontrolling interests in related party	0
Total shareholders' equity	188,822,000
Total liabilities, noncontrolling interests and shareholders’ equity	306,146,000	274,686,000
Reportable Legal Entities | Non-Guarantor Subsidiaries
Assets
Total investments	1,156,929,000	985,701,000
Cash and cash equivalents	525,615,000	639,229,000
Restricted cash and cash equivalents	1,187,948,000	1,014,543,000
Investment in subsidiaries	192,148,000	191,077,000
Due from brokers	94,902,000
Interest and dividends receivable	909,000	2,178,000
Reinsurance balances receivable, net	441,935,000	478,452,000
Deferred acquisition costs, net	68,550,000	92,164,000
Unearned premiums ceded	20,464,000	3,123,000
Loss and loss adjustment expenses recoverable, net	14,375,000	5,520,000
Amounts due from (to) affiliates	(96,659,000)	9,620,000
Other assets	5,737,000	13,007,000
Total assets	3,612,853,000	3,434,614,000
Liabilities
Accounts payable and accrued expenses	12,866,000	13,641,000
Reinsurance balances payable	78,115,000	76,516,000
Deposit liabilities	152,961,000	172,259,000
Unearned premium reserves	284,835,000	336,150,000
Loss and loss adjustment expense reserves	1,310,068,000	1,111,692,000
Securities sold, not yet purchased, at fair value	11,990,000
Interest and dividends payable	21,000	0
Senior notes payable, net of deferred costs	0	0
Total liabilities	1,850,856,000	1,710,258,000
Shareholders’ equity
Common shares	1,239,000	1,239,000
Additional paid-in capital	1,598,969,000	1,591,796,000
Retained earnings	160,428,000	131,321,000
Shareholders’ equity attributable to SiriusPoint common shareholders	1,760,636,000	1,724,356,000
Noncontrolling interests in related party	1,361,000
Total shareholders' equity	1,761,997,000
Total liabilities, noncontrolling interests and shareholders’ equity	3,612,853,000	3,434,614,000
Eliminations
Assets
Total investments	0	0
Cash and cash equivalents	0	0
Restricted cash and cash equivalents	0	0
Investment in subsidiaries	(1,949,458,000)	(1,881,898,000)
Due from brokers	0
Interest and dividends receivable	0	0
Reinsurance balances receivable, net	0	0
Deferred acquisition costs, net	0	0
Unearned premiums ceded	0	0
Loss and loss adjustment expenses recoverable, net	0	0
Amounts due from (to) affiliates	0	0
Other assets	0	0
Total assets	(1,949,458,000)	(1,881,898,000)
Liabilities
Accounts payable and accrued expenses	0	0
Reinsurance balances payable	0	0
Deposit liabilities	0	0
Unearned premium reserves	0	0
Loss and loss adjustment expense reserves	0	0
Securities sold, not yet purchased, at fair value	0
Interest and dividends payable	0	0
Senior notes payable, net of deferred costs	0	0
Total liabilities	0	0
Shareholders’ equity
Common shares	(1,239,000)	(1,239,000)
Additional paid-in capital	(1,791,463,000)	(1,783,157,000)
Retained earnings	(156,756,000)	(97,502,000)
Shareholders’ equity attributable to SiriusPoint common shareholders	(1,949,458,000)	(1,881,898,000)
Noncontrolling interests in related party	0
Total shareholders' equity	(1,949,458,000)
Total liabilities, noncontrolling interests and shareholders’ equity	(1,949,458,000)	$ (1,881,898,000)
Financial Guarantee [Member] | TPRUSA
Condensed Balance Sheet Statements, Captions [Line Items]
Debt issued	$ 115,000,000.0